Schedule of income tax expense (Details) - USD ($)	2 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Profit before taxation		$ (6,303)	$ (4,303)			$ (18,503)
Total income tax expense
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Current financial year				$ 53,471
Under provision in prior financial years
Estimated tax payable				53,471
Profit before taxation	$ (6,441)			(1,208,560)	(856,261)
Tax at the applicable tax rate of 27%				(298,084)	(283,304)
Total income tax expense				$ 53,471
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Profit before taxation							$ 455,435	$ (552,004)
Tax at the applicable tax rate of 27%							(122,967)	149,041
- Tax loss not recognised							(26,074)	(149,041)
- Tax loss utilised							149,544
Total income tax expense